LEASES - Undiscounted lease liabilities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 88.7
2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	28.6
2022-2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	45.8
2026+
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 14.3